Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 41,067	$ 75,637	$ 84,071